Schedule of Investments (unaudited)
February 28, 2021
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Investment Value	Value
Investment Companies
Equity Funds — 100.0%
Master Advantage Large Cap Value Portfolio(a)	$ 583,497,963	$ 583,497,963
Total Investments — 100.0% (Cost: $479,536,572)		583,497,963
Liabilities in Excess of Other Assets — (0.0)%		(144,566)
Net Assets — 100.0%		$ 583,353,397
(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Investment Value Held at 02/28/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Advantage Large Cap Value Portfolio	$ 497,398,150	$ —	$ (34,690,233)(a)(b)	$ 31,536,299	$ 89,253,747	$ 583,497,963	$583,497,963	$ 6,850,163	$ —
(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
BlackRock Advantage Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Value Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $583,497,963 and 100.0%, respectively.
The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)
February 28, 2021
Master Advantage Large Cap Value Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
Boeing Co.	1,851	$ 392,431
Curtiss-Wright Corp.	11,296	1,248,095
HEICO Corp.	1,475	185,526
Hexcel Corp.	17,799	956,874
L3Harris Technologies, Inc.	6,520	1,186,053
Lockheed Martin Corp.	6,295	2,078,924
Mercury Systems, Inc.(a)	5,392	352,421
Northrop Grumman Corp.	2,702	788,065
Raytheon Technologies Corp.	11,602	835,228
Spirit AeroSystems Holdings, Inc., Class A	4,200	179,886
Teledyne Technologies, Inc.(a)	3,218	1,193,878
		9,397,381
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	1,889	171,616
Expeditors International of Washington, Inc.	26,050	2,392,432
		2,564,048
Airlines — 0.4%
Delta Air Lines, Inc.	6,435	308,494
United Airlines Holdings, Inc.(a)	33,523	1,765,992
		2,074,486
Auto Components — 0.8%
Aptiv PLC	18,945	2,838,719
BorgWarner, Inc.	36,956	1,663,020
		4,501,739
Automobiles — 0.2%
Harley-Davidson, Inc.	23,387	834,214
Tesla, Inc.(a)	163	110,107
		944,321
Banks — 8.9%
Bank of America Corp.	186,778	6,483,064
Bank of Hawaii Corp.	4,177	365,488
Bank OZK	6,779	279,430
Citigroup, Inc.	63,782	4,201,958
Comerica, Inc.	27,520	1,874,112
Commerce Bancshares, Inc.	2,980	220,609
First Hawaiian, Inc.	7,916	220,777
First Horizon Corp.	106,151	1,719,646
JPMorgan Chase & Co.	108,092	15,907,900
PacWest Bancorp	4,790	173,590
Pinnacle Financial Partners, Inc.	20,566	1,669,342
PNC Financial Services Group, Inc.	1,979	333,184
Regions Financial Corp.	14,456	298,227
Signature Bank	6,925	1,512,004
SVB Financial Group(a)	4,196	2,120,491
Truist Financial Corp.	57,100	3,252,416
U.S. Bancorp	59,581	2,979,050
Wells Fargo & Co.	173,770	6,285,261
Wintrust Financial Corp.	9,375	690,563
Zions Bancorp NA	24,421	1,298,465
		51,885,577
Beverages — 1.6%
Brown-Forman Corp., Class B	11,610	831,044
Coca-Cola Co.	93,112	4,561,557
Molson Coors Beverage Co., Class B	32,389	1,439,691
PepsiCo, Inc.	20,820	2,689,736
		9,522,028
Biotechnology — 1.3%
AbbVie, Inc.	10,630	1,145,276
Security	Shares	Value
Biotechnology (continued)
Amgen, Inc.	3,144	$ 707,149
Biogen, Inc.(a)	3,469	946,621
Gilead Sciences, Inc.	73,206	4,494,848
Vertex Pharmaceuticals, Inc.(a)	1,505	319,888
		7,613,782
Building Products — 1.9%
Allegion PLC	23,569	2,563,836
Carrier Global Corp.	17,193	628,060
Lennox International, Inc.	7,501	2,098,555
Masco Corp.	1,901	101,171
Trane Technologies PLC	38,988	5,974,521
		11,366,143
Capital Markets — 4.9%
Ameriprise Financial, Inc.	9,696	2,145,143
Bank of New York Mellon Corp.	79,294	3,343,035
Charles Schwab Corp.	57,630	3,556,924
CME Group, Inc.	15,325	3,060,402
FactSet Research Systems, Inc.	2,050	623,015
Invesco Ltd.	67,412	1,511,377
Moody’s Corp.	7,219	1,984,431
Morgan Stanley	122,764	9,436,869
State Street Corp.	16,799	1,222,463
T Rowe Price Group, Inc.	11,064	1,793,917
		28,677,576
Chemicals — 2.9%
Air Products & Chemicals, Inc.	6,928	1,770,935
Axalta Coating Systems Ltd.(a)	1,867	51,044
Ecolab, Inc.	24,577	5,145,441
FMC Corp.	20,814	2,116,575
Linde PLC	7,661	1,871,352
Mosaic Co.	24,867	731,090
PPG Industries, Inc.	38,506	5,191,379
Valvoline, Inc.	6,082	151,807
		17,029,623
Commercial Services & Supplies — 0.8%
Cintas Corp.	1,960	635,706
Copart, Inc.(a)	20,243	2,209,726
IAA, Inc.(a)	31,593	1,852,298
		4,697,730
Communications Equipment — 1.4%
Cisco Systems, Inc.	170,624	7,655,899
Motorola Solutions, Inc.	2,395	420,274
		8,076,173
Construction & Engineering — 0.4%
AECOM(a)	7,483	433,191
EMCOR Group, Inc.	4,176	406,617
MasTec, Inc.(a)	6,679	579,403
Quanta Services, Inc.	8,300	695,955
		2,115,166
Construction Materials — 0.2%
Vulcan Materials Co.	5,474	914,103
Consumer Finance — 1.7%
Ally Financial, Inc.	73,115	3,034,273
American Express Co.	46,750	6,323,405
Capital One Financial Corp.	2,296	275,956
Santander Consumer U.S.A. Holdings, Inc.	2,555	63,875
		9,697,509

Schedule of Investments (unaudited)  (continued)
February 28, 2021
Master Advantage Large Cap Value Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging — 0.3%
Amcor PLC	48,132	$ 526,564
AptarGroup, Inc.	6,345	825,294
Crown Holdings, Inc.(a)	5,927	566,384
		1,918,242
Distributors — 0.2%
LKQ Corp.(a)	12,671	499,111
Pool Corp.	1,895	634,389
		1,133,500
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc.(a)	14,043	2,242,105
Graham Holdings Co., Class B	1,501	901,846
H&R Block, Inc.	47,402	911,540
Terminix Global Holdings, Inc.(a)	15,152	681,992
		4,737,483
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B(a)	33,012	7,939,716
Voya Financial, Inc.	50,350	3,035,098
		10,974,814
Diversified Telecommunication Services — 2.0%
AT&T Inc.	188,631	5,260,919
Verizon Communications, Inc.	112,357	6,213,342
		11,474,261
Electric Utilities — 2.8%
Alliant Energy Corp.	70,993	3,277,037
Avangrid, Inc.	2,509	114,812
Eversource Energy	25,040	1,990,179
IDACORP, Inc.	21,793	1,879,428
NextEra Energy, Inc.	74,444	5,470,145
Pinnacle West Capital Corp.	24,386	1,705,313
Xcel Energy, Inc.	31,650	1,854,374
		16,291,288
Electrical Equipment — 0.6%
AMETEK, Inc.	12,945	1,527,122
Hubbell, Inc.	10,308	1,829,773
Rockwell Automation, Inc.	614	149,374
		3,506,269
Electronic Equipment, Instruments & Components — 0.9%
Flex Ltd.(a)	46,517	846,144
Itron, Inc.(a)	15,357	1,800,455
National Instruments Corp.	33,917	1,505,915
Trimble, Inc.(a)	1,303	96,604
Vontier Corp.(a)	36,997	1,161,706
		5,410,824
Energy Equipment & Services — 1.2%
Schlumberger NV	208,887	5,830,036
Technip Energies NV, ADR(a)	24,836	314,672
TechnipFMC PLC	124,182	1,020,776
		7,165,484
Entertainment — 2.0%
Activision Blizzard, Inc.	1,549	148,100
Walt Disney Co.(a)	58,791	11,113,851
World Wrestling Entertainment, Inc., Class A	1,951	96,379
Zynga, Inc., Class A(a)	34,108	380,304
		11,738,634
Equity Real Estate Investment Trusts (REITs) — 4.0%
American Tower Corp.	1,261	272,540
Boston Properties, Inc.	32,668	3,238,379
Brixmor Property Group, Inc.	87,140	1,714,915
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Camden Property Trust	5,613	$ 584,594
Equinix, Inc.	2,231	1,446,446
Equity Residential	24,148	1,579,521
Kilroy Realty Corp.	39,472	2,504,893
Kimco Realty Corp.	52,411	960,694
Outfront Media, Inc.	3,279	66,498
Prologis, Inc.	79,852	7,910,938
Regency Centers Corp.	27,749	1,520,090
Welltower, Inc.	20,496	1,391,678
		23,191,186
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	11,878	3,931,618
Sysco Corp.	1,107	88,150
Walgreens Boots Alliance, Inc.	32,722	1,568,365
Walmart, Inc.	20,342	2,642,833
		8,230,966
Food Products — 2.5%
Bunge Ltd.	8,288	634,695
General Mills, Inc.	81,788	4,499,158
Hershey Co.	33,623	4,897,190
JM Smucker Co.	13,128	1,470,336
Kellogg Co.	18,668	1,077,330
McCormick & Co., Inc.	22,624	1,906,751
Mondelez International, Inc., Class A	3,448	183,296
		14,668,756
Health Care Equipment & Supplies — 2.9%
Align Technology, Inc.(a)	1,496	848,397
Becton Dickinson and Co.	2,390	576,348
Boston Scientific Corp.(a)	14,984	581,079
Danaher Corp.	13,085	2,874,382
DENTSPLY SIRONA, Inc.	4,153	220,400
DexCom, Inc.(a)	710	282,424
Edwards Lifesciences Corp.(a)	20,246	1,682,443
Envista Holdings Corp.(a)	20,875	804,522
Hill-Rom Holdings, Inc.	5,512	587,965
Hologic, Inc.(a)	11,518	830,333
IDEXX Laboratories, Inc.(a)	1,917	997,166
Medtronic PLC	39,192	4,584,288
Stryker Corp.	7,830	1,900,263
		16,770,010
Health Care Providers & Services — 2.5%
1Life Healthcare, Inc.(a)	6,511	309,337
Anthem, Inc.	10,935	3,315,383
Cardinal Health, Inc.	23,554	1,213,502
Centene Corp.(a)	1,883	110,231
Cigna Corp.	11,709	2,457,719
CVS Health Corp.	14,825	1,010,027
Henry Schein, Inc.(a)	24,133	1,492,626
Humana, Inc.	546	207,289
Laboratory Corp. of America Holdings(a)	1,365	327,477
McKesson Corp.	17,240	2,922,525
Quest Diagnostics, Inc.	6,460	746,711
UnitedHealth Group, Inc.	844	280,394
		14,393,221
Health Care Technology — 0.0%
Cerner Corp.	3,537	244,548
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A(a)	1,432	295,493
Chipotle Mexican Grill, Inc.(a)	223	321,566
Darden Restaurants, Inc.	923	126,756

Schedule of Investments (unaudited)  (continued)
February 28, 2021
Master Advantage Large Cap Value Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Domino’s Pizza, Inc.	418	$ 144,841
DraftKings, Inc., Class A(a)	3,724	229,138
McDonald’s Corp.	14,835	3,058,087
MGM Resorts International	23,148	874,763
Penn National Gaming, Inc.(a)	5,996	694,217
Planet Fitness, Inc., Class A(a)	5,889	506,984
Rush Street Interactive, Inc.(a)	7,968	123,743
Shake Shack, Inc., Class A(a)	557	65,993
Six Flags Entertainment Corp.	16,443	733,358
Starbucks Corp.	906	97,875
Texas Roadhouse, Inc.	4,154	377,515
Travel + Leisure Co.	47,243	2,854,894
Vail Resorts, Inc.	1,793	554,360
Wendy’s Co.	32,177	657,376
Wynn Resorts Ltd.	11,094	1,461,413
		13,178,372
Household Durables — 0.4%
DR Horton, Inc.	10,983	844,263
iRobot Corp.(a)	3,149	390,822
KB Home	23,041	930,396
Meritage Homes Corp.(a)	663	55,898
		2,221,379
Household Products — 1.0%
Clorox Co.	9,853	1,783,886
Colgate-Palmolive Co.	53,991	4,060,123
		5,844,009
Independent Power and Renewable Electricity Producers — 0.1%
Sunnova Energy International, Inc.(a)	10,317	462,614
Industrial Conglomerates — 1.8%
Honeywell International, Inc.	41,862	8,470,775
Roper Technologies, Inc.	5,635	2,127,889
		10,598,664
Insurance — 3.0%
Aflac, Inc.	32,450	1,554,031
Arch Capital Group Ltd.(a)	21,588	773,282
Arthur J. Gallagher & Co.	1,293	154,901
Athene Holding Ltd., Class A(a)	47,498	2,165,434
Brighthouse Financial, Inc.(a)	16,765	668,756
Brown & Brown, Inc.	9,877	453,354
First American Financial Corp.	26,675	1,401,505
Lincoln National Corp.	16,755	952,857
Marsh & McLennan Cos., Inc.	9,133	1,052,304
MetLife, Inc.	40,782	2,349,043
Progressive Corp.	6,202	533,062
Reinsurance Group of America, Inc.	5,729	700,256
Travelers Cos., Inc.	27,335	3,977,242
Willis Towers Watson PLC	4,036	890,503
		17,626,530
Interactive Media & Services — 2.2%
Alphabet, Inc., Class A(a)	3,149	6,366,995
Alphabet, Inc., Class C(a)	2,049	4,173,526
Match Group, Inc.(a)	1,427	218,117
Twitter, Inc.(a)	25,206	1,942,374
		12,701,012
IT Services — 2.5%
Accenture PLC, Class A	19,586	4,914,127
Automatic Data Processing, Inc.	14,695	2,557,224
DXC Technology Co.	8,171	206,073
Fidelity National Information Services, Inc.	7,585	1,046,730
Security	Shares	Value
IT Services (continued)
Fiserv, Inc.(a)	30,939	$ 3,569,432
Visa, Inc., Class A	11,558	2,454,804
		14,748,390
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	35,706	4,358,631
Machinery — 3.8%
AGCO Corp.	4,798	621,245
Cummins, Inc.	2,089	528,935
Deere & Co.	21,722	7,583,585
Fortive Corp.	25,532	1,680,516
Illinois Tool Works, Inc.	701	141,728
Oshkosh Corp.	34,209	3,626,154
PACCAR, Inc.	9,739	886,152
Snap-on, Inc.	11,587	2,353,436
Xylem, Inc.	45,608	4,540,732
		21,962,483
Media — 2.1%
Comcast Corp., Class A	117,186	6,178,046
Discovery, Inc., Class A(a)	37,302	1,978,125
Discovery, Inc., Class C(a)	10,342	465,390
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	2,304	102,321
New York Times Co., Class A	1,542	78,904
Omnicom Group, Inc.	14,961	1,028,269
Sirius XM Holdings, Inc.	284,834	1,666,279
ViacomCBS, Inc., Class A	8,277	531,880
		12,029,214
Metals & Mining — 0.5%
Reliance Steel & Aluminum Co.	18,997	2,511,403
Steel Dynamics, Inc.	10,989	456,923
		2,968,326
Multiline Retail — 0.9%
Nordstrom, Inc.	37,075	1,351,384
Target Corp.	22,154	4,063,930
		5,415,314
Multi-Utilities — 1.1%
Ameren Corp.	22,086	1,551,983
CMS Energy Corp.	23,717	1,283,327
Consolidated Edison, Inc.	53,678	3,523,961
		6,359,271
Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	70,118	7,011,800
Continental Resources, Inc.	9,441	228,283
Diamondback Energy, Inc.	1,319	91,380
EOG Resources, Inc.	38,249	2,469,356
Exxon Mobil Corp.	21,568	1,172,652
Kinder Morgan, Inc.	68,636	1,008,949
Marathon Oil Corp.	30,614	339,815
Murphy Oil Corp.	29,075	474,795
Occidental Petroleum Corp.	8,144	216,712
Phillips 66	64,141	5,326,910
Targa Resources Corp.	15,417	476,848
Valero Energy Corp.	24,650	1,897,557
		20,715,057
Personal Products — 0.2%
Coty, Inc., Class A	57,098	437,942
Estee Lauder Cos., Inc., Class A	1,851	529,127
		967,069

Schedule of Investments (unaudited)  (continued)
February 28, 2021
Master Advantage Large Cap Value Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	76,574	$ 4,696,283
Catalent, Inc.(a)	5,116	581,740
Johnson & Johnson	71,819	11,380,439
Pfizer, Inc.	175,643	5,882,284
Zoetis, Inc.	9,273	1,439,541
		23,980,287
Professional Services — 0.8%
Dun & Bradstreet Holdings, Inc.(a)	50,338	1,100,389
Equifax, Inc.	1,164	188,428
IHS Markit Ltd.	15,045	1,356,457
Robert Half International, Inc.	12,021	935,114
Verisk Analytics, Inc.	6,091	998,010
		4,578,398
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(a)	37,398	2,833,646
Road & Rail — 0.7%
CSX Corp.	23,381	2,140,530
Landstar System, Inc.	4,463	714,705
Lyft, Inc., Class A(a)	10,288	573,042
Ryder System, Inc.	7,264	492,281
		3,920,558
Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems, Inc.(a)	17,696	462,573
Analog Devices, Inc.	18,351	2,859,453
Applied Materials, Inc.	13,335	1,576,064
Cirrus Logic, Inc.(a)	5,015	410,127
Intel Corp.	164,539	10,000,680
Maxim Integrated Products, Inc.	1,848	172,178
NVIDIA Corp.	4,375	2,400,038
		17,881,113
Software — 1.2%
Adobe, Inc.(a)	4,815	2,213,311
Asana, Inc., Class A(a)	8,704	301,420
Cadence Design Systems, Inc.(a)	10,738	1,515,024
ServiceNow, Inc.(a)	1,709	911,683
Teradata Corp.(a)	5,736	230,014
VMware, Inc., Class A(a)	12,967	1,792,169
Zendesk, Inc.(a)	1,185	173,176
		7,136,797
Specialty Retail — 1.9%
Best Buy Co., Inc.	5,115	513,290
Five Below, Inc.(a)	1,323	246,237
Gap, Inc.(a)	32,269	805,112
Home Depot, Inc.	31,216	8,064,341
TJX Cos., Inc.	20,173	1,331,216
		10,960,196
Technology Hardware, Storage & Peripherals — 1.2%
Dell Technologies, Inc., Class C(a)	2,869	232,590
Hewlett Packard Enterprise Co.	402,293	5,857,386
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.	24,249	$ 702,494
NetApp, Inc.	4,844	303,234
		7,095,704
Textiles, Apparel & Luxury Goods — 0.4%
Carter’s, Inc.	4,985	416,098
Crocs, Inc.(a)	3,371	258,623
Deckers Outdoor Corp.(a)	268	87,397
Levi Strauss & Co., Class A	9,007	209,503
Lululemon Athletica, Inc.(a)	421	131,217
NIKE, Inc., Class B	1,915	258,104
Ralph Lauren Corp.	9,044	1,058,872
Under Armour, Inc., Class C(a)	6,166	112,221
		2,532,035
Thrifts & Mortgage Finance — 0.5%
Essent Group Ltd.	2,419	99,735
MGIC Investment Corp.	29,161	355,181
New York Community Bancorp, Inc.	162,931	1,989,388
Radian Group, Inc.	8,780	179,112
Rocket Cos., Inc., Class A(a)	10,238	223,700
		2,847,116
Trading Companies & Distributors — 0.8%
Fastenal Co.	3,690	171,105
GATX Corp.	11,989	1,144,110
SiteOne Landscape Supply, Inc.(a)	6,262	992,590
WESCO International, Inc.(a)	2,935	235,622
WW Grainger, Inc.	6,256	2,331,674
		4,875,101
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.(a)	28,257	831,604
Total Long-Term Investments — 96.8% (Cost: $464,933,235)		564,555,761
Short-Term Securities
		Par (000)
Time Deposits — 3.0%
United States — 3.0%
Barclays, London, 0.09%, 03/01/21 (Cost: $17,613,225)	USD	17,613	17,613,225
Total Short-Term Securities — 3.0% (Cost: $17,613,225)			17,613,225
Total Investments — 99.8% (Cost: $482,546,460)			582,168,986
Other Assets Less Liabilities — 0.2%			1,328,977
Net Assets — 100.0%			$ 583,497,963
(a)	Non-income producing security.

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$ 14,191,241	$ —	$ (14,191,241)(b)	$ —	$ —	$ —	—	$ 5,398	$ —
SL Liquidity Series, LLC, Money Market Series(a)	1,284,575	—	(1,282,824)(b)	559	(2,310)	—	—	45,261(c)	—
				$ 559	$ (2,310)	$ —		$ 50,659	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2021
Master Advantage Large Cap Value Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	101	03/19/21	$ 19,232	$ 402,256
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s investments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 564,555,761	$ —	$ —	$ 564,555,761
Short-Term Securities
Time Deposits	—	17,613,225	—	17,613,225
	$ 564,555,761	$ 17,613,225	$ —	$ 582,168,986
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 402,256	$ —	$ —	$ 402,256
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
S&P	Standard & Poor’s